Reverse Recapitalization - Transaction Expenses (Details) - Terrestrial Energy Development, Inc - HCM II Acquisition Corp	12 Months Ended
Dec. 31, 2025 USD ($)
Terrestrial Transaction expenses
Professional fees	$ 14,324,981
Legal expenses	7,980,748
Total transaction costs	$ 22,305,729